UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-215

Fidelity Hastings Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Series
Emerging Markets Debt Fund

September 30, 2012

1.924256.101

SED-QTLY-1112

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 31.9%
		Principal Amount (c)	Value
Convertible Bonds - 0.6%
Bailiwick of Jersey - 0.6%
Vedanta Resources Jersey II Ltd.:
4% 3/30/17		$ 5,800,000	$ 5,727,500
5.5% 7/13/16		800,000	769,200
TOTAL BAILIWICK OF JERSEY			6,496,700
Nonconvertible Bonds - 31.3%
Argentina - 1.3%
Aeropuertos Argentina 2000 SA 10.75% 12/1/20 (e)		2,869,980	2,826,930
Empresa Distribuidora y Comercializadora Norte SA 9.75% 10/25/22 (e)		2,630,000	1,315,000
Pan American Energy LLC 7.875% 5/7/21 (e)		2,395,000	2,167,475
Transportadora de Gas del Sur SA 7.875% 5/14/17 (e)		9,490,000	8,066,500
TOTAL ARGENTINA			14,375,905
Brazil - 0.8%
Banco Nacional de Desenvolvimento Economico e Social 6.5% 6/10/19 (e)		1,360,000	1,676,200
OGX Petroleo e Gas Participacoes SA 8.5% 6/1/18 (e)		4,210,000	3,767,950
Vale SA 5.625% 9/11/42		1,755,000	1,785,398
Votorantim Cimentos SA 7.25% 4/5/41 (e)		1,825,000	1,971,000
TOTAL BRAZIL			9,200,548
British Virgin Islands - 0.5%
Arcos Dorados Holdings, Inc. 10.25% 7/13/16 (e)	BRL	10,202,000	5,359,541
Canada - 0.5%
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (e)		4,623,000	5,408,910
Sino-Forest Corp. 6.25% 10/21/17 (b)(e)		3,220,000	499,100
TOTAL CANADA			5,908,010
Cayman Islands - 1.9%
Fibria Overseas Finance Ltd. 6.75% 3/3/21 (e)		970,000	1,028,200
Mongolian Mining Corp. 8.875% 3/29/17 (e)		2,650,000	2,696,375
Odebrecht Finance Ltd. 7.5% (e)(f)		6,510,000	6,916,875
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21		3,265,000	3,678,907
6.875% 1/20/40		2,185,000	2,724,695
8.375% 12/10/18		3,055,000	3,886,571
TOTAL CAYMAN ISLANDS			20,931,623
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Chile - 0.1%
Automotores Gildemeister SA 8.25% 5/24/21 (e)		$ 1,520,000	$ 1,658,624
Costa Rica - 0.1%
Instituto Costarricense de Electricidad 6.95% 11/10/21 (e)		870,000	965,700
Croatia - 0.1%
Agrokor d.d. 8.875% 2/1/20 (e)(g)		630,000	630,000
El Salvador - 0.4%
Telemovil Finance Co. Ltd. 8% 10/1/17 (e)		4,459,000	4,659,655
Georgia - 0.4%
Georgia Bank Joint Stock Co. 7.75% 7/5/17 (e)		2,790,000	2,866,725
JSC Georgian Railway 7.75% 7/11/22 (e)		1,565,000	1,760,625
TOTAL GEORGIA			4,627,350
Germany - 0.2%
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (e)		2,290,000	2,527,473
Indonesia - 1.5%
Indo Energy Finance BV 7% 5/7/18 (e)		2,735,000	2,830,725
PT Adaro Indonesia 7.625% 10/22/19 (e)		2,450,000	2,694,804
PT Pertamina Persero:
4.875% 5/3/22 (e)		2,870,000	3,070,900
5.25% 5/23/21 (e)		2,000,000	2,195,000
6% 5/3/42 (e)		2,445,000	2,640,600
6.5% 5/27/41 (e)		3,020,000	3,442,800
TOTAL INDONESIA			16,874,829
Ireland - 1.4%
Vimpel Communications OJSC 7.748% 2/2/21 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (e)		2,575,000	2,742,375
Vnesheconombank Via VEB Finance PLC:
5.375% 2/13/17 (e)		1,740,000	1,887,900
6.025% 7/5/22 (e)		2,995,000	3,339,425
6.8% 11/22/25 (e)		1,819,000	2,132,778
6.902% 7/9/20 (e)		4,515,000	5,282,550
TOTAL IRELAND			15,385,028
Isle of Man - 0.2%
AngloGold Ashanti Holdings PLC 5.125% 8/1/22		2,465,000	2,520,463
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Kazakhstan - 0.6%
Kazkommerts International BV 7.875% 4/7/14 (Reg. S)		$ 980,000	$ 965,300
Zhaikmunai Finance BV 10.5% 10/19/15 (e)		5,575,000	5,958,281
TOTAL KAZAKHSTAN			6,923,581
Luxembourg - 2.5%
Alrosa Finance SA 7.75% 11/3/20 (e)		1,850,000	2,081,250
Aquarius Investments Luxemburg 8.25% 2/18/16		2,885,000	3,115,800
EVRAZ Group SA:
8.25% 11/10/15 (e)		4,925,000	5,380,563
9.5% 4/24/18 (Reg. S)		1,950,000	2,194,082
MHP SA 10.25% 4/29/15 (e)		2,385,000	2,456,550
RSHB Capital SA:
6% 6/3/21 (e)		1,005,000	1,021,281
9% 6/11/14 (e)		1,210,000	1,341,648
TMK Capital SA 7.75% 1/27/18		3,745,000	3,819,900
Vimpel Communications 8.25% 5/23/16 (Reg. S) (Issued by UBS Luxembourg SA for Vimpel Communications)		6,575,000	7,216,063
TOTAL LUXEMBOURG			28,627,137
Mexico - 3.6%
Alestra SA de RL de CV 11.75% 8/11/14		4,645,000	5,225,625
Comision Federal de Electricid 5.75% 2/14/42 (e)		950,000	1,064,000
Gruma SAB de CV 7.75% (Reg. S) (f)		3,409,000	3,443,090
Petroleos Mexicanos:
4.875% 1/24/22		2,305,000	2,601,193
5.5% 1/21/21		2,950,000	3,454,450
5.5% 6/27/44		3,380,000	3,684,200
6% 3/5/20		2,000,000	2,405,000
6.5% 6/2/41		2,415,000	3,010,298
6.625% (e)(f)		9,055,000	9,607,355
8% 5/3/19		1,350,000	1,773,225
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		3,685,000	3,841,613
TOTAL MEXICO			40,110,049
Mongolia - 0.2%
Trade & Development Bank of Mongolia LLC 8.5% 10/25/13		2,325,000	2,362,898
Multi-National - 0.5%
Eastern and Southern African Trade and Development Bank 6.875% 1/9/16 (Reg. S)		1,500,000	1,500,000
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Multi-National - continued
International Bank for Reconstruction & Development:
8% 6/20/13	NGN	199,000,000	$ 1,203,874
8.2% 12/12/12	NGN	480,000,000	3,007,634
TOTAL MULTI-NATIONAL			5,711,508
Netherlands - 3.1%
Access Finance BV 7.25% 7/25/17 (e)		$ 1,740,000	1,818,300
DTEK Finance BV 9.5% 4/28/15 (e)		1,700,000	1,708,500
HSBK (Europe) BV:
7.25% 5/3/17 (e)		3,150,000	3,339,000
9.25% 10/16/13 (e)		1,920,000	2,025,600
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		1,175,000	1,345,375
JSC Kazkommertsbank BV 8% 11/3/15 (e)		2,585,000	2,429,900
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (e)		2,025,000	2,435,063
7% 5/5/20 (e)		2,385,000	2,936,651
9.125% 7/2/18 (e)		2,825,000	3,647,923
11.75% 1/23/15 (e)		2,425,000	2,928,188
Listrindo Capital BV 6.95% 2/21/19 (e)		1,530,000	1,675,350
Majapahit Holding BV:
7.25% 6/28/17 (Reg. S)		800,000	948,000
7.75% 1/20/20 (e)		1,650,000	2,074,875
8% 8/7/19 (e)		1,175,000	1,483,438
Metinvest BV 10.25% 5/20/15 (e)		2,100,000	2,115,750
VimpelCom Holdings BV 7.5043% 3/1/22 (e)		1,845,000	1,932,638
TOTAL NETHERLANDS			34,844,551
Pakistan - 0.5%
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (e)		5,464,000	5,382,040
Paraguay - 0.2%
BBVA Paraguay SA 9.75% 2/11/16 (e)		2,550,000	2,677,500
Philippines - 0.5%
Development Bank of Philippines 8.375% (f)(h)		3,065,000	3,386,825
Power Sector Assets and Liabilities Management Corp. 7.39% 12/2/24 (e)		1,300,000	1,800,500
TOTAL PHILIPPINES			5,187,325
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Russia - 0.6%
MTS International Funding Ltd. 8.625% 6/22/20 (e)		$ 5,950,000	$ 7,169,750
Turkey - 0.8%
Akbank T.A.S. 5.125% 7/22/15 (e)		4,275,000	4,429,969
Turkiye Garanti Bankasi A/S 4% 9/13/17 (e)		1,485,000	1,492,425
Yapi ve Kredi Bankasi A/S 6.75% 2/8/17 (e)		2,515,000	2,703,625
TOTAL TURKEY			8,626,019
Ukraine - 0.3%
Naftogaz of Ukraine NJSC 9.5% 9/30/14		3,180,000	3,203,850
United Kingdom - 0.9%
Afren PLC 11.5% 2/1/16 (e)		1,550,000	1,763,125
Biz Finance PLC 8.375% 4/27/15 (Reg. S)		4,000,000	3,870,000
SSB #1 PLC 8.25% 3/10/16		550,000	524,590
The State Export-Import Bank of Ukraine JSC 5.7928% 2/9/16 (Issued by Credit Suisse First Boston International for The State Export-Import Bank of Ukraine JSC) (d)		4,300,000	3,526,000
TOTAL UNITED KINGDOM			9,683,715
United States of America - 1.4%
Braskem America Finance Co. 7.125% 7/22/41 (e)		1,060,000	1,134,200
Pemex Project Funding Master Trust:
5.75% 3/1/18		2,855,000	3,337,495
6.625% 6/15/35		8,115,000	10,216,785
Southern Copper Corp. 6.75% 4/16/40		1,375,000	1,584,674
TOTAL UNITED STATES OF AMERICA			16,273,154
US Virgin Islands - 0.1%
Magnesita Finance Ltd. 8.625% (e)(f)		1,495,000	1,547,325
Venezuela - 6.1%
Petroleos de Venezuela SA:
4.9% 10/28/14		13,975,000	12,619,425
5% 10/28/15		3,075,000	2,598,375
5.375% 4/12/27		6,135,000	3,803,700
5.5% 4/12/37		3,430,000	2,083,725
8% 11/17/13		1,535,000	1,539,605
8.5% 11/2/17 (e)		29,430,000	26,560,575
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Venezuela - continued
Petroleos de Venezuela SA: - continued
9% 11/17/21 (Reg. S)		$ 8,575,000	$ 7,353,063
12.75% 2/17/22 (e)		11,165,000	11,388,300
TOTAL VENEZUELA			67,946,768
TOTAL NONCONVERTIBLE BONDS			351,901,919
TOTAL CORPORATE BONDS (Cost $336,969,768)			358,398,619
Government Obligations - 61.1%

Argentina - 5.0%
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		6,739,241	5,307,152
2.5% 12/31/38 (d)		6,895,000	2,540,808
7% 9/12/13		24,480,000	24,305,920
7% 10/3/15		13,810,000	12,647,275
City of Buenos Aires 12.5% 4/6/15 (e)		7,455,000	7,529,550
Provincia de Cordoba 12.375% 8/17/17 (e)		4,855,000	4,029,650
TOTAL ARGENTINA			56,360,355
Aruba - 0.1%
Aruba Government 4.625% 9/14/23 (e)		1,470,000	1,470,000
Azerbaijan - 0.1%
State Oil Company of Azerbaijan Republic 5.45% 2/9/17		865,000	928,612
Bahamas (Nassau) - 0.2%
Bahamian Republic 6.95% 11/20/29 (e)		2,045,000	2,413,100
Belarus - 1.2%
Belarus Republic:
8.75% 8/3/15 (Reg. S)		10,500,000	10,368,750
8.95% 1/26/18		2,715,000	2,674,275
TOTAL BELARUS			13,043,025
Bermuda - 0.1%
Bermuda Government 4.138% 1/3/23 (e)		1,465,000	1,541,913
Government Obligations - continued
		Principal Amount (c)	Value
Brazil - 2.3%
Brazilian Federative Republic:
7.125% 1/20/37		$ 4,570,000	$ 6,906,641
8.25% 1/20/34		2,830,000	4,676,575
10.125% 5/15/27		4,770,000	8,621,775
12.25% 3/6/30		2,755,000	5,633,975
TOTAL BRAZIL			25,838,966
Colombia - 1.7%
Colombian Republic:
6.125% 1/18/41		2,870,000	3,874,500
7.375% 9/18/37		3,600,000	5,526,000
10.375% 1/28/33		4,170,000	7,610,250
11.75% 2/25/20		1,450,000	2,356,250
TOTAL COLOMBIA			19,367,000
Congo - 0.5%
Congo Republic 3% 6/30/29 (d)		7,388,150	5,947,461
Croatia - 1.7%
Croatia Republic:
6.25% 4/27/17 (e)		6,895,000	7,463,838
6.375% 3/24/21 (e)		3,150,000	3,496,500
6.625% 7/14/20 (e)		3,060,000	3,434,850
6.75% 11/5/19 (e)		4,075,000	4,594,563
TOTAL CROATIA			18,989,751
Dominican Republic - 1.0%
Dominican Republic:
1.2754% 8/30/24 (h)		3,650,000	3,358,000
7.5% 5/6/21 (e)		4,210,000	4,746,775
9.04% 1/23/18 (e)		2,235,138	2,508,942
TOTAL DOMINICAN REPUBLIC			10,613,717
El Salvador - 0.3%
El Salvador Republic:
7.625% 2/1/41 (e)		1,000,000	1,115,000
7.65% 6/15/35 (Reg. S)		1,275,000	1,402,500
8.25% 4/10/32 (Reg. S)		800,000	944,000
TOTAL EL SALVADOR			3,461,500
Gabon - 0.2%
Gabonese Republic 8.2% 12/12/17 (e)		1,550,000	1,875,500
Government Obligations - continued
		Principal Amount (c)	Value
Georgia - 0.4%
Georgia Republic 6.875% 4/12/21 (e)		$ 3,885,000	$ 4,428,900
Ghana - 0.6%
Ghana Republic:
8.5% 10/4/17 (e)		1,750,000	2,043,125
14.25% 7/29/13	GHS	2,350,000	1,212,798
14.99% 3/11/13	GHS	2,775,000	1,450,473
15.65% 6/3/13	GHS	3,320,000	1,734,565
TOTAL GHANA			6,440,961
Guatemala - 0.2%
Guatemalan Republic 5.75% 6/6/22 (e)		1,955,000	2,174,938
Hungary - 1.5%
Hungarian Republic:
4.75% 2/3/15		10,525,000	10,536,051
7.625% 3/29/41		5,520,000	6,182,400
TOTAL HUNGARY			16,718,451
Iceland - 0.4%
Republic of Iceland 5.875% 5/11/22 (e)		4,290,000	4,676,100
Indonesia - 3.9%
Indonesian Republic:
4.875% 5/5/21 (e)		4,390,000	5,026,550
5.25% 1/17/42 (e)		4,795,000	5,460,546
5.875% 3/13/20 (e)		4,675,000	5,633,375
6.625% 2/17/37 (e)		2,950,000	3,908,750
6.875% 1/17/18 (e)		2,300,000	2,817,500
7.75% 1/17/38 (e)		4,230,000	6,302,700
8.5% 10/12/35 (Reg. S)		4,850,000	7,681,430
11.625% 3/4/19 (e)		4,800,000	7,332,000
TOTAL INDONESIA			44,162,851
Iraq - 0.8%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		9,175,000	8,395,125
Jordan - 0.1%
Jordanian Kingdom 3.875% 11/12/15		1,350,000	1,319,625
Latvia - 0.5%
Latvian Republic:
5.25% 2/22/17 (e)		3,465,000	3,820,163
5.25% 6/16/21 (e)		1,460,000	1,646,150
TOTAL LATVIA			5,466,313
Government Obligations - continued
		Principal Amount (c)	Value
Lebanon - 0.8%
Lebanese Republic:
4% 12/31/17		$ 7,350,750	$ 7,203,735
4.75% 11/2/16		1,050,000	1,039,500
5.15% 11/12/18		1,050,000	1,052,625
TOTAL LEBANON			9,295,860
Lithuania - 1.0%
Lithuanian Republic:
6.125% 3/9/21 (e)		3,075,000	3,666,938
6.625% 2/1/22 (e)		2,745,000	3,403,800
7.375% 2/11/20 (e)		3,650,000	4,640,063
TOTAL LITHUANIA			11,710,801
Mexico - 3.0%
United Mexican States:
4.75% 3/8/44		1,598,000	1,781,770
5.125% 1/15/20		3,148,000	3,761,860
5.75% 10/12/10		3,634,000	4,369,885
6.05% 1/11/40		7,432,000	9,940,300
6.75% 9/27/34		6,275,000	8,941,875
7.5% 4/8/33		1,800,000	2,736,000
8.3% 8/15/31		1,510,000	2,434,875
TOTAL MEXICO			33,966,565
Namibia - 0.2%
Republic of Namibia 5.5% 11/3/21 (e)		2,070,000	2,308,050
Nigeria - 0.3%
Republic of Nigeria:
0% 3/7/13	NGN	172,000,000	1,030,541
6.75% 1/28/21 (e)		1,500,000	1,702,500
16.9% 6/6/13	NGN	74,000,000	428,538
TOTAL NIGERIA			3,161,579
Pakistan - 0.7%
Islamic Republic of Pakistan 7.125% 3/31/16 (e)		8,125,000	7,353,125
Peru - 1.5%
Peruvian Republic:
4% 3/7/27 (d)		3,350,000	3,350,000
5.625% 11/18/50		2,125,000	2,751,875
Government Obligations - continued
		Principal Amount (c)	Value
Peru - continued
Peruvian Republic: - continued
7.35% 7/21/25		$ 1,500,000	$ 2,191,500
8.75% 11/21/33		4,680,000	8,131,500
TOTAL PERU			16,424,875
Philippines - 2.2%
Philippine Republic:
7.5% 9/25/24		890,000	1,266,025
7.75% 1/14/31		4,590,000	7,022,700
9.5% 2/2/30		4,645,000	8,030,276
9.875% 1/15/19		1,325,000	1,917,938
10.625% 3/16/25		3,535,000	6,195,088
TOTAL PHILIPPINES			24,432,027
Poland - 0.6%
Polish Government:
3% 3/17/23		1,760,000	1,729,200
6.375% 7/15/19		4,125,000	5,094,375
TOTAL POLAND			6,823,575
Qatar - 0.2%
State of Qatar 5.75% 1/20/42 (e)		2,140,000	2,707,100
Romania - 0.5%
Romanian Republic 6.75% 2/7/22 (e)		4,521,000	5,074,823
Russia - 6.1%
Russian Federation:
3.25% 4/4/17 (e)		2,400,000	2,526,000
4.5% 4/4/22 (e)		2,400,000	2,676,000
5.625% 4/4/42 (e)		5,600,000	6,727,280
7.5% 3/31/30 (Reg. S)		27,946,500	35,282,438
11% 7/24/18 (Reg. S)		2,080,000	3,031,600
12.75% 6/24/28 (Reg. S)		9,320,000	18,138,584
TOTAL RUSSIA			68,381,902
Senegal - 0.1%
Republic of Senegal 8.75% 5/13/21 (e)		660,000	798,600
Serbia - 1.3%
Republic of Serbia 6.75% 11/1/24 (e)		14,575,003	14,283,503
Slovakia - 0.5%
Slovakia Republic 4.375% 5/21/22 (e)		5,265,000	5,548,257
Government Obligations - continued
		Principal Amount (c)	Value
Sri Lanka - 1.1%
Democratic Socialist Republic of Sri Lanka:
5.875% 7/25/22 (e)		$ 995,000	$ 1,069,625
6.25% 10/4/20 (e)		4,280,000	4,675,900
6.25% 7/27/21 (e)		2,170,000	2,376,150
7.4% 1/22/15 (e)		3,675,000	4,005,750
TOTAL SRI LANKA			12,127,425
Turkey - 7.2%
Turkish Republic:
0% 5/15/13	TRY	1,910,000	1,018,206
5.125% 3/25/22		2,315,000	2,569,650
5.625% 3/30/21		3,275,000	3,733,500
6% 1/14/41		3,510,000	4,080,375
6.25% 9/26/22		2,725,000	3,276,813
6.75% 4/3/18		4,500,000	5,343,750
6.75% 5/30/40		3,200,000	4,080,000
6.875% 3/17/36		7,270,000	9,242,351
7% 9/26/16		4,150,000	4,824,375
7% 3/11/19		1,770,000	2,159,400
7.25% 3/15/15		4,275,000	4,755,938
7.25% 3/5/38		4,825,000	6,429,313
7.375% 2/5/25		7,175,000	9,327,500
7.5% 7/14/17		4,550,000	5,471,375
7.5% 11/7/19		4,250,000	5,360,525
8% 2/14/34		1,900,000	2,693,250
11.875% 1/15/30		3,650,000	6,898,500
TOTAL TURKEY			81,264,821
Ukraine - 2.2%
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (e)		4,200,000	3,864,000
Ukraine Government:
6.25% 6/17/16 (e)		3,415,000	3,273,961
6.75% 11/14/17 (e)		1,675,000	1,597,448
7.65% 6/11/13 (e)		8,030,000	8,090,225
7.75% 9/23/20 (e)		2,550,000	2,499,000
7.95% 2/23/21 (e)		1,700,000	1,691,500
9.25% 7/24/17 (e)		3,515,000	3,694,968
TOTAL UKRAINE			24,711,102
United Arab Emirates - 0.1%
United Arab Emirates 7.75% 10/5/20 (Reg. S)		1,190,000	1,410,150
Government Obligations - continued
		Principal Amount (c)	Value
United States of America - 0.2%
U.S. Treasury Bonds 2.75% 8/15/42		$ 2,644,000	$ 2,603,928
Uruguay - 0.6%
Uruguay Republic:
7.875% 1/15/33 pay-in-kind		3,925,000	6,132,813
8% 11/18/22		641,250	931,416
TOTAL URUGUAY			7,064,229
Venezuela - 6.5%
Venezuelan Republic:
oil recovery rights 4/15/20 (i)		57,010	1,696,048
6% 12/9/20		2,330,000	1,759,150
7% 3/31/38		2,000,000	1,465,000
7.75% 10/13/19 (Reg. S)		4,245,000	3,682,538
8.5% 10/8/14		3,375,000	3,391,875
9% 5/7/23 (Reg. S)		11,075,000	9,757,075
9.25% 9/15/27		7,100,000	6,390,000
9.25% 5/7/28 (Reg. S)		4,215,000	3,709,200
9.375% 1/13/34		3,930,000	3,487,875
10.75% 9/19/13		3,535,000	3,623,375
11.75% 10/21/26 (Reg. S)		6,215,000	6,261,613
11.95% 8/5/31 (Reg. S)		10,535,000	10,745,700
12.75% 8/23/22		14,000,000	14,910,000
13.625% 8/15/18		2,415,000	2,596,125
TOTAL VENEZUELA			73,475,574
Vietnam - 1.3%
Vietnamese Socialist Republic:
1.5032% 3/12/16 (h)		2,429,304	2,210,667
4% 3/12/28 (d)		8,725,000	7,067,250
6.875% 1/15/16 (e)		5,050,000	5,504,500
TOTAL VIETNAM			14,782,417
Zambia - 0.1%
Republic of Zambia 5.375% 9/20/22 (e)		1,160,000	1,164,640
TOTAL GOVERNMENT OBLIGATIONS (Cost $626,258,495)			686,509,092
Sovereign Loan Participations - 0.7%
		Principal Amount (c)	Value
Indonesia - 0.7%
Indonesian Republic loan participation:
Goldman Sachs 1.25% 12/14/19 (h)		$ 5,202,882	$ 4,942,738
0% 12/14/19 (g)(h)		2,500,000	2,375,000
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $7,332,270)			7,317,738
Preferred Securities - 0.8%

Brazil - 0.4%
Globo Comunicacoes e Participacoes SA 6.25% (d)(e)(f)	3,970,000	4,326,895
Cayman Islands - 0.4%
CSN Islands XII Corp. 7% (Reg. S) (f)	4,525,000	4,548,930
Odebrecht Finance Ltd. 7.5% (Reg. S) (f)	150,000	159,900
TOTAL CAYMAN ISLANDS		4,708,830
TOTAL PREFERRED SECURITIES (Cost $8,801,134)		9,035,725
Money Market Funds - 3.8%
	Shares
Fidelity Cash Central Fund, 0.17% (a) (Cost $42,527,208)	42,527,208	42,527,208
Cash Equivalents - 0.2%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.2%, dated 9/28/12 due 10/1/12 (Collateralized by U.S. Government Obligations) # (Cost $2,226,000)	$ 2,226,036	2,226,000
TOTAL INVESTMENT PORTFOLIO - 98.5% (Cost $1,024,114,875)		1,106,014,382
NET OTHER ASSETS (LIABILITIES) - 1.5%		16,806,883
NET ASSETS - 100%		$ 1,122,821,265
Currency Abbreviations
BRL	-	Brazilian real
GHS	-	Ghana Cedi
NGN	-	Nigerian naira
TRY	-	Turkish Lira
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.
(c) Amount is stated in United States dollars unless otherwise noted.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $433,281,732 or 38.6% of net assets.

(f) Security is perpetual in nature with no stated maturity date.
(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(i) Quantity represents share amount.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$2,226,000 due 10/01/12 at 0.20%
Barclays Capital, Inc.	$ 620,779
Merrill Lynch, Pierce, Fenner & Smith, Inc.	438,158
RBS Securities, Inc.	1,167,063
$ 2,226,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 54,973
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of September 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 358,398,619	$ -	$ 358,398,619	$ -
Government Obligations	686,509,092	-	683,159,092	3,350,000
Sovereign Loan Participations	7,317,738	-	2,375,000	4,942,738
Preferred Securities	9,035,725	-	9,035,725	-
Money Market Funds	42,527,208	42,527,208	-	-
Cash Equivalents	2,226,000	-	2,226,000	-
Total Investments in Securities:	$ 1,106,014,382	$ 42,527,208	$ 1,055,194,436	$ 8,292,738
Income Tax Information

At September 30, 2012, the cost of investment securities for income tax purposes was $1,019,150,106. Net unrealized appreciation aggregated $86,864,276, of which $94,553,366 related to appreciated investment securities and $7,689,090 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, preferred securities and sovereign loan participations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hastings Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hastings Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 29, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	November 29, 2012